Basic and diluted net loss per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Basic and diluted net loss per share
Schedule of reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding

	Three months ended June 30,		Six months ended June 30,
	2026	2025(1)	2026	2025(1)
Net loss for the period	$83,692	$4,022	$122,504	$9,710
F1 preferred shares deemed dividend	—	—	—	1,694
Loss attributable to common shareholders	83,692	4,022	122,504	11,404
Basic and diluted weighted average number of shares outstanding	14,440,768	1,317,732	14,435,062	1,317,220
Net loss per share attributable to common shareholders, basic and diluted	$5.80	$3.05	$8.49	$8.66
(1)	The weighted average shares outstanding for the three and six month periods ended June 30, 2025 have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 14 for details.

	Year-ended December 31
	2025	2024
Net loss for the year	$31,370	$57,770
F1 preferred shares deemed dividend	1,694	3,384
Rights offering deemed dividend	459
Loss attributable to common shareholders	$33,523	$61,154
Basic and diluted weighted average number of shares outstanding	6,209,121	1,307,771
Net loss per share attributable to common shareholders, basic and diluted	$5.40	$46.76
(1)	Share amounts have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 12 for details.